CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (1,144,044)	$ (179,525)	¥ (714,343)	¥ 263,242
Adjustments to reconcile net income/(loss) to net cash provided by (used in) operating activities:
Provision for loans and advances	807,281	126,680	803,736	1,239,962
Depreciation and amortization	13,001	2,040	29,431	42,586
Amortization of operating lease right-of-use asset	4,142	650
Loss on disposal of property and equipment	139	22	399	1,721
Share-based compensation expenses	10,258	1,610	6,093	64,796
Impairment of Long-term investment	241	38
Impairment of Goodwill	0		5,812	0
Provision for Prepaid expenses and other assets	57,696	9,053	59,844	15,090
Deferred income tax	403,852	63,373	271,237	(260,050)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	140,223	22,004	84,042	94,920
Deposits			(534,058)
Amounts due from related parties	(17,469)	(2,741)	8,692	(2,255)
Current account with online investors and borrowers	(115,492)	(18,123)	(1,021,035)	(730,395)
Income tax payable	(6,627)	(1,040)	5,536	166,423
Operating lease liabilities	(3,054)	(479)
Accrued expenses and other liabilities	(64,940)	(10,191)	(30,650)	(114,995)
Amounts due to related parties	(3,971)	(623)	(23,904)	322
Contract liabilities	(123,779)	(19,424)	(287,729)	105,745
Net cash provided by/(used in) operating activities	(42,543)	(6,676)	(1,336,897)	887,112
Cash flows from investing activities:
Purchase of short-term investments	(158,565)	(24,882)		(5,500)
Redemption of short-term investments				9,600
Payments to originate loans and advances	(109,821)	(17,234)	(1,678,200)	(11,053,947)
Proceeds from collection of loans and advances	83,365	13,082	1,709,967	10,150,398
Addition of long-term investments				(241)
Purchase of property, equipment and software	(4,342)	(681)	(7,719)	(22,359)
Net cash (used in)/provided by investing activities	(189,363)	(29,715)	24,048	(922,049)
Cash flows from financing activities:
Payments to institutional funding partners and online investors for advanced funds	(37,581)	(5,897)	(296,990)	(1,114,926)
Payment of IPO related costs			(1,099)	(15,167)
Net cash used in financing activities	(37,581)	(5,897)	(298,089)	(1,130,093)
Effect of exchange rate changes on cash, cash equivalents and restricted cash				190
Net decrease in cash, cash equivalents and restricted cash	(269,487)	(42,288)	(1,610,938)	(1,164,840)
Cash, cash equivalents and restricted cash at the beginning of the year	605,438	95,006	2,216,376	3,381,216
Cash, cash equivalents and restricted cash at the end of the year	335,951	52,718	605,438	2,216,376
Supplemental disclosure of cash flow information:
Interest paid				(50,610)
Income taxes paid	(3,782)	(593)	(21,159)	(255,309)
Income tax refunded	1,017	160	48,279
Supplemental disclosure of Non-cash investing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	20,022	$ 3,142
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	234,568		409,498	1,075,557
Restricted cash	101,383		195,940	1,140,819
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	¥ 335,951		¥ 605,438	¥ 2,216,376